Operations (Details Textuals) R$ in Thousands				1 Months Ended	12 Months Ended
	Mar. 22, 2024	Feb. 23, 2024	Feb. 06, 2024 BRL (R$) INSTALLMENTS	Feb. 29, 2024 BRL (R$)	Dec. 31, 2024 BRL (R$)	Apr. 30, 2024 BRL (R$)	Dec. 31, 2023 BRL (R$)	May 02, 2022
Operational context
Consolidated working capital					R$ 355,769
Current assets					318,990		R$ 250,331
Current liabilities					R$ 674,759		R$ 607,374
Percentage of current workforce reduced					25.00%
Expected cash outlay during next fiscal year					R$ 114,786
Period of extension of liabilities related to past Liabilities from Acquisitions				60 months	36 months
Liabilities related to past Liabilities from Acquisitions, maturity				December 2028
Estimated percentage of liabilities from acquisition for conversion to equity				30.00%
Zenvia Brazil | Movidesk Ltda. – Movidesk
Operational context
Percentage of voting equity interests acquired								98.04%
Percentage of equity shares in option acquired								1.96%
Estimated earn-out structure based consideration payable to certain former shareholders			R$ 206,699
Period of extension of liabilities related to past Liabilities from Acquisitions			60 months
Liabilities related to past Liabilities from Acquisitions, maturity			December 2028
Convertible debt			R$ 100,000
Description of conversion of debt to equity			of which R$50,000 can be converted until December 31, 2025. The remaining balance can be converted once every 6 months, with total amount limited to 6 installments, from January 1, 2026, until the conclusion of the contract period.
Expected conversion of convertible debt securities in next fiscal year			R$ 50,000
Frequency of remaining balance after next fiscal year for convertible debt securities conversion			6 months
Number of installments after next fiscal year for convertible debt securities conversion | INSTALLMENTS			6
Percentage holding of subsidiary	100.00%	100.00%
Founder and CEO
Operational context
Contribution received from management as new equity				R$ 50,000
Long-term borrowings
Operational context
Aggregate principal amount						R$ 80,000
Period of extension of payment terms on bank loans and debentures				36 months	18 months
Borrowings, maturity				December 2026
Working capital
Operational context
Aggregate principal amount					R$ 180,000